TIAA-CREF MUTUAL FUNDS

SUPPLEMENT NO. 1
dated December 8, 2006
to the May 1, 2006 Prospectus

The portfolio management teams of the Money Market Fund and Tax-Exempt Bond Fund have changed. The following supplements the disclosure under “Portfolio Management Teams” in the Prospectus:

MONEY MARKET FUND

Joseph P. Rolston and Steven I. Traum are no longer members of the portfolio management team for the Money Market Fund. Michael F. Ferraro, CFA will remain responsible for the day-to-day management of the Money Market Fund.

TAX-EXEMPT BOND FUND

Carmen M. Failla is no longer a member of the portfolio management team for the Tax-Exempt Bond Fund. Peter Scola will remain responsible for the day-to-day management of the Tax-Exempt Bond Fund.

A11344 12/06

TIAA-CREF MUTUAL FUNDS

SUPPLEMENT NO. 3
dated December 8, 2006
to the May 1, 2006 Statement of Additional Information (SAI)

The portfolio management teams of the Money Market Fund and Tax-Exempt Bond Fund have changed. The following supplements the disclosure under “Additional Information Regarding Portfolio Managers” in the SAI:

MONEY MARKET FUND

Joseph P. Rolston and Steven I. Traum are no longer members of the portfolio management team for the Money Market Fund. Michael F. Ferraro, CFA will remain responsible for the day-to-day management of the Money Market Fund.

TAX-EXEMPT BOND FUND

Carmen M. Failla is no longer a member of the portfolio management team for the Tax-Exempt Bond Fund. Peter Scola will remain responsible for the day-to-day management of the Tax-Exempt Bond Fund.

A11345 12/06